Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year	£ (40,533)	£ (30,682)	£ (21,412)
Adjustments for:
Income tax credit	(7,269)	(5,493)	(4,239)
Amortization and depreciation	942	890	718
Impairment of intangible assets	2,809
Finance income	(103)	(246)	(1,049)
Interest expense on lease liabilities	18	26	21
Share-based payments	6,664	4,305	3,226
Net foreign exchange (gains) losses	(335)	3,481	1,006
Cash flows from (used in) operations before changes in working capital	(37,807)	(27,719)	(21,750)
Movements in working capital:
Decrease (increase) in prepayments, accrued income and other receivables	473	(9)	(2,452)
Decrease in trade payables	(428)	(155)	(43)
Increase in payroll taxes, social security and accrued expenditure	4,050	2,112	393
Movements in working capital	4,095	1,948	(2,102)
Cash used in operations	(33,712)	(25,771)	(23,852)
Net income tax received	9,888	4,152	19
Net cash used in operating activities	(23,824)	(21,619)	(23,833)
Cash flows from investing activities
Interest received	101	319	1,116
Payments for property, plant and equipment	(64)	(361)	(46)
Payments for intangible assets	(1,001)	(1,271)	(1,215)
Payments for other non-current assets	(2,597)
Net cash used in investing activities	(3,561)	(1,313)	(145)
Cash flows from financing activities
Payments of lease liabilities	(296)	(297)	(197)
Proceeds from lease incentives received			25
Proceeds from issue of share capital - exercise of share options	198	15	125
Proceeds from issue of share capital		66,581
Share issue expenses		(4,499)
Net cash (used in) from financing activities	(98)	61,800	(47)
Net (decrease) increase in cash and cash equivalents	(27,483)	38,868	(24,025)
Cash and cash equivalents at beginning of year	87,356	51,962	76,972
Effect of exchange rate changes on cash and cash equivalents	391	(3,474)	(985)
Cash and cash equivalents at end of year	£ 60,264	£ 87,356	£ 51,962